United States
Securities and Exchange Commission
Washington D.C. 20549

Form 13F

Form 13F Cover Page

Report for Quarter Ended: December 31, 2011

Institutional Investment Manager Filing this report:
  White Pine Investment Company
							17199 Laurel Park Drive, N.
							Suite # 209
							Livonia, Michigan  48152

Person Signing this Report on Behalf of Reporting Manager:
Name:		J. Russell King
Title:		President
Phone:		734-464-2532
Signature,			Place,			Date of Signing:
J. Russell King			Livonia, Michigan	January 24, 2012

Report Type:		{X}   13F Holding Report
			{ }   13F Notice
			{ }   13F Combination Report




United States
Securities and Exchange Commission
Washington D.C. 20549

Form 13F

Form 13F Summary Page

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total		59

Form 13F Information Table Value Total:		$98,038,916.12





                                Class	        	Current         SH/	PUT/	INVSTMT	OTHER	  VOTING AUTHORITY
Description                     Title	Symbol 		X 1000	Shares	PRN	CALL	DSCRETN	MANAGERS SOLE	SHARED	NONE
Berkshire Hathaway Cl B          COM	BRKB          	15400	201,834	0	0	SOLE	0	201834	0	0
Ford Motor Company               COM	F             	6330	588,302	0	0	SOLE	0	588302	0	0
Pfizer Incorporated              COM	PFE           	4270	197,329	0	0	SOLE	0	197329	0	0
Intl Business Machines Corp.     COM	IBM           	4199	22,835	0	0	SOLE	0	22835	0	0
Verizon Communications           COM	VZ            	4151	103,464	0	0	SOLE	0	103464	0	0
Intel Corp                       COM	INTC          	3781	155,918	0	0	SOLE	0	155918	0	0
Partnerre Ltd                    COM	PRE           	3647	56,797	0	0	SOLE	0	56797	0	0
Gannett Co.                      COM	GCI           	3512	262,675	0	0	SOLE	0	262675	0	0
Microsoft Corp                   COM	MSFT          	3227	124,323	0	0	SOLE	0	124323	0	0
Marathon Oil Corporation         COM	MRO           	3144	107,429	0	0	SOLE	0	107429	0	0
Home Depot Inc                   COM	HD            	2938	69,896	0	0	SOLE	0	69896	0	0
Chicos Fas Inc                   COM	CHS           	2932	263,200	0	0	SOLE	0	263200	0	0
Redwood Trust, Inc               COM	RWT           	2872	282,100	0	0	SOLE	0	282100	0	0
Auto Data Processing             COM	ADP           	2439	45,156	0	0	SOLE	0	45156	0	0
Southwest Airlines Co            COM	LUV           	2358	275,473	0	0	SOLE	0	275473	0	0
General Electric Company         COM	GE            	2291	127,914	0	0	SOLE	0	127914	0	0
Merck & Co Inc New               COM	MRK           	2250	59,675	0	0	SOLE	0	59675	0	0
Johnson & Johnson                COM	JNJ           	1953	29,788	0	0	SOLE	0	29788	0	0
Sanofi Aventis Adr               COM	SNY		1824	49,920	0	0	SOLE	0	49920	0	0
Marathon Pete Corp               COM	MPC           	1821	54,714	0	0	SOLE	0	54714	0	0
A T & T Inc. New                 COM	T             	1749	57,826	0	0	SOLE	0	57826	0	0
Bp P.L.C.                        COM	BP            	1709	39,988	0	0	SOLE	0	39988	0	0
Whirlpool Corp                   COM	WHR           	1644	34,650	0	0	SOLE	0	34650	0	0
Unumprovident Corp               COM	UNM           	1636	77,650	0	0	SOLE	0	77650	0	0
Lowes Companies Incorporated     COM	LOW           	1566	61,720	0	0	SOLE	0	61720	0	0
J P Morgan Chase & Co.           COM	JPM           	1284	38,614	0	0	SOLE	0	38614	0	0
Sprint Nextel Corporation        COM	S             	1283	548,492	0	0	SOLE	0	548492	0	0
U S G Corporation New            COM	USG           	990	97,400	0	0	SOLE	0	97400	0	0
Hewlett-Packard Company          COM	HPQ           	988	38,350	0	0	SOLE	0	38350	0	0
Exxon Mobil Corporation          COM	XOM           	957	11,294	0	0	SOLE	0	11294	0	0
Proshs Ultrashort Lehman         COM	TBT           	910	50,337	0	0	SOLE	0	50337	0	0
Morgan Stanley                   COM	MS            	833	55,086	0	0	SOLE	0	55086	0	0
Dell, Inc.                       COM	DELL          	818	55,900	0	0	SOLE	0	55900	0	0
Telefonica Spon ADR              COM	87938220	720	41,880	0	0	SOLE	0	41880	0	0
Apache Corp                      COM	APA           	570	6,293	0	0	SOLE	0	6293	0	0
Quantum Cp Dlt & Storag          COM	QTM           	529	220,600	0	0	SOLE	0	220600	0	0
Philip Morris Intl Inc           COM	PM            	472	6,016	0	0	SOLE	0	6016	0	0
Proshares Tr Ultra Finl          COM	UYG           	456	10,280	0	0	SOLE	0	10280	0	0
Omnicom Group Inc                COM	OMC           	442	9,918	0	0	SOLE	0	9918	0	0
Apple Computer Inc               COM	AAPL          	399	986	0	0	SOLE	0	986	0	0
Cemex Sa Adr New                 COM	CX            	382	70,923	0	0	SOLE	0	70923	0	0
Johnson Controls Inc             COM	JCI           	379	12,113	0	0	SOLE	0	12113	0	0
Teva Pharm Inds Ltd Adrf         COM	TEVA          	375	9,300	0	0	SOLE	0	9300	0	0
Vanguard Emerging Market         COM	VWO           	347	9,080	0	0	SOLE	0	9080	0	0
Potash Corp Sask Inc             COM	POT           	263	6,375	0	0	SOLE	0	6375	0	0
D T E Energy Company             COM	DTE           	252	4,632	0	0	SOLE	0	4632	0	0
Bristol-Myers Squibb Co          COM	BMY           	247	6,995	0	0	SOLE	0	6995	0	0
C I T Group Inc Del              COM	CIT           	215	6,152	0	0	SOLE	0	6152	0	0
Ev Tax Adv Glb Div Incm          COM	ETG           	122	10,000	0	0	SOLE	0	10000	0	0
ION Geophysical Corp.            COM	IO            	67	11,000	0	0	SOLE	0	11000	0	0
Neoprobe Corp                    COM	NEOP          	26	10,000	0	0	SOLE	0	10000	0	0
Hyperdynamics Corp               COM	HDY           	25	10,000	0	0	SOLE	0	10000	0	0
Sirius Satellite Radixxx         COM	SIRI          	21	11,325	0	0	SOLE	0	11325	0	0
Nuveen Tax Adv Floating          COM	JFP           	21	10,000	0	0	SOLE	0	10000	0	0
Tuffnell Ltd                     COM	TUFF          	1	30,000	0	0	SOLE	0	30000	0	0
Winning Brands Corp              COM	WNBD          	0	25,000	0	0	SOLE	0	25000	0	0
Black Sea Minerals Inc           COM	91939108	0	10,000	0	0	SOLE	0	10000	0	0
North Star & Zale Inc            COM	662554997	0	20,000	0	0	SOLE	0	20000	0	0
North Star Strtgc Minerl         COM	662586999	0	100,000	0	0	SOLE	0	100000	0	0
